Safes (Details)		1 Months Ended			6 Months Ended
	Jan. 01, 2022	May 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Safes [Abstract]
Aggregate proceeds		$ 2,500,000	$ 2,500,000	$ 2,500,000
Investment received							$ 1,514,928
Discount price percentage					25.00%
Purchase amount discounted percentage					20.00%
Discount percentage	20.00%
Investment amount (in Dollars)					$ 3.313
Change in fair value amount						$ 0	$ 0